Investment Strategy	Oct. 30, 2026
Diamond Hill Short Duration Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund, under normal market conditions, intends to provide total return by investing in a diversified portfolio of fixed income securities, including bonds, debt securities and other similar U.S. dollar-denominated instruments issued by various U.S. public- or private-sector entities, by non-U.S. corporations or U.S. affiliates of non-U.S. corporations, including those in emerging markets. The Fund may invest a significant portion of its assets in securitized bond investments at the discretion of Diamond Hill Capital Management, LLC (the “Adviser”).

Securitized bond investments are also referred to as “structured product securities” or “structured products.” Securitized bond investments include interests in pools of secured loans backed by commercial real estate, residential real estate, commercial or consumer loans, and securitizations such as agency and non-agency mortgage-backed securities (“MBS”) (including commercial mortgage-backed securities (“CMBS”), residential mortgage-backed securities (“RMBS”), and collateralized mortgage obligations (“CMOs”)), asset-backed securities (“ABS”), and other similar securities and related instruments.

Agency MBS are issued or guaranteed by the U.S. government, its agencies or instrumentalities, which include mortgage pass-through securities representing interests in pools of mortgage loans issued or guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), the Student Loan Marketing Association (“SLMA” or “Sallie Mae”) or the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). The Fund may also invest in other fixed income instruments, which include bonds, debt or credit securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities at the discretion of the Adviser.

Under normal circumstances, the Fund will maintain an average portfolio duration of less than three, although under certain market conditions, such as periods of significant volatility in interest rates and spreads, the Fund’s average duration may be longer than three. Duration is an approximate measure of a bond’s price sensitivity to changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). The Fund may invest in individual fixed income securities with effective durations in excess of three, provided, however, such investments are made within the constraints above.

The Fund may invest up to 35% of its assets in below investment grade securities, including those referred to as “junk bonds” (or the unrated equivalent) at the time of purchase.

When selecting securities for the Fund, the Adviser performs a risk/reward analysis that includes an evaluation of credit risk, interest rate risk, prepayment risk, and the legal and technical structure of the security. The Adviser will attempt to take advantage of inefficiencies that it believes exist in the fixed income markets, such as the diversity of participants working with different objectives and repeated temporary supply-demand imbalances. The Adviser seeks to invest in securities that the Adviser expects to offer attractive prospects for income and/or capital appreciation in relation to the risk borne.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, intends to provide total return by investing in a diversified portfolio of fixed income securities, including bonds, debt securities and other similar U.S. dollar-denominated instruments issued by various U.S. public- or private-sector entities, by non-U.S. corporations or U.S. affiliates of non-U.S. corporations, including those in emerging markets. The Fund may invest a significant portion of its assets in securitized bond investments at the discretion of Diamond Hill Capital Management, LLC (the “Adviser”).
Diamond Hill Core Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund, under normal market conditions, intends to provide total return by investing at least 80% of its net assets at the time of purchase (plus any amounts borrowed for investment purposes) in a diversified portfolio of investment grade, fixed income securities, including bonds, debt securities and other similar U.S. dollar-denominated instruments issued by various U.S. public- or private-sector entities, by non-U.S. corporations or U.S. affiliates of non-U.S. corporations, including those in emerging markets. The Fund may invest a significant portion or all of its assets in interests in pools of mortgage-related and mortgage-backed securities at the discretion of Diamond Hill Capital Management, LLC (the “Adviser”).

Under normal circumstances, the Fund will maintain an average portfolio duration of plus or minus 20% of the duration of the Bloomberg US Aggregate Bond Index. The Bloomberg US Aggregate Bond Index is a broad-based index that represents the investment grade, U.S. dollar-denominated fixed-rate taxable bond market. Duration of the Bloomberg US Aggregate Bond Index was 5.95 as of its last reconstitution date of January 31, 2026. Duration is an approximate measure of a bond’s price sensitivity to changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve).

When selecting securities for the Fund, the Adviser performs a bottom-up, research-based approach in seeking to identify opportunities. In buying and selling securities for the Fund, the Adviser performs a risk/reward analysis that includes an evaluation of credit risk, interest rate risk, prepayment risk, and the legal and technical structure of the security. The Adviser will attempt to take advantage of inefficiencies that it believes exist in the fixed-income markets, such as the diversity of participants working with different objectives and repeated temporary supply-demand imbalances. The Adviser seeks to invest in securities that the Adviser expects to offer attractive prospects for current income and/or capital appreciation in relation to the risk borne.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, intends to provide total return by investing at least 80% of its net assets at the time of purchase (plus any amounts borrowed for investment purposes) in a diversified portfolio of investment grade, fixed income securities, including bonds, debt securities and other similar U.S. dollar-denominated instruments issued by various U.S. public- or private-sector entities, by non-U.S. corporations or U.S. affiliates of non-U.S. corporations, including those in emerging markets. The Fund may invest a significant portion or all of its assets in interests in pools of mortgage-related and mortgage-backed securities at the discretion of Diamond Hill Capital Management, LLC (the “Adviser”).